UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C.

Form ABS-15G

ASSET –BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15 Ga-1 under the Exchange Act (17CFR 240.15 Ga-1(c)(2)) for the reporting period

January 1, 2022 to March 31, 2022

Date of Report (Date of earliest event reported) April 29, 2022

PNC Bank, National Association

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-00973

Central Index Key Number of securitizer: 0001008932

              Christen Mason 412-762-1346

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15GA-1 (c) (1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15GA -1 (c) (2) (i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15GA-1 ( c) (2) (ii)  ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1according to the requirements of Rule 15Ga-1(c)(2) for the quarterly period ended March 31, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 29, 2022	PNC Bank, National Association

	By:	/s/ Thomas O’Connor
Name: Thomas O’Connor
Title: Vice President
Officer with respect to Residential Mortgages and Ginnie Mae Asset Classes

	By:	/s/ Scott Manning
Name: Scott Manning
Title: Senior Vice President